Accrued expenses and other current liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Consulting and professional fees	$ 567	$ 719	$ 160
Research and development	80
Payroll and related benefits	24	28
Other	12	85	9
Accrued expenses and other current liabilities	$ 683	$ 832	$ 169